Convertible Redeemable Preferred Shares of a Subsidiary	12 Months Ended
Dec. 31, 2011
Convertible Redeemable Preferred Shares of a Subsidiary [Abstract]
CONVERTIBLE REDEEMABLE PREFERRED SHARES OF A SUBSIDIARY
17.	CONVERTIBLE REDEEMABLE PREFERRED SHARES OF A SUBSIDIARY

On May 3, 2011, ENZO issued 359,826 convertible redeemable preferred shares (the “ENZO Preferred Shares”) for an aggregate purchase price of US$41.38 million (US$115 per share). The issuance of the preferred shares was for the purpose of funding expenditures for new store openings, marketing expenses and general working capital related to expansion of ENZO’s retail business in the PRC.

The holders of the ENZO Preferred Shares have various rights and preferences as follows:

Conversion

The ENZO Preferred Shares are voluntary convertible into ordinary shares of ENZO on a one-to-one basis at any time after the date of issuance, without payment of any additional consideration. All outstanding ENZO Preferred Shares shall be automatically converted into fully paid ordinary shares of ENZO immediately upon the completion of an initial public offering of the ordinary shares of ENZO, on the main board of the Stock Exchange of Hong Kong or another Asian or international stock exchange, with an value of ENZO at no less than US$300 million (the “Qualified IPO”). The conversion price for both the voluntary or automatic conversion is adjusted for certain dilutive events, including but not limited to share split, subdivision, capital reorganization, reclassification, recapitalization, merger, upon issuance of additional shares of ENZO at less than the original conversion price, or other dilutive issuances of shares.

Redemption

The ENZO Preferred Shares are redeemable any time after a redemption event, at the option of the holders at an amount equal to the original contribution plus 22% internal rate of return per annum from preferred shares issuance date to redemption date, and all declared but unpaid dividends. A redemption event (“Redemption Event”) includes: ENZO has not completed a Qualified IPO on or before the 3rd anniversary of the completion date (May 3, 2014), the Company materially breaches any transaction documents, and upon any change of control.

Flip-over option

In the event that a Qualified IPO has not occurred by May 3, 2014, each preferred shareholder can choose to cause ENZO to redeem the preferred shares in accordance with the redemption provisions set out above, or exchange the ENZO Preferred Shares into common shares of the Company through a flip-over option (the “Flip Option”). The exchange ratio of the Flip Option is the greater of:

(a)	33.80 newly issued common shares of the Company (as adjusted for any share split, dividends, or other dilutive events occurring after the completion date of the ENZO Preferred Shares); and

(b)	based on the following formula at the time of determination:

(the number of ordinary shares issuable upon conversion of a preferred shares / the aggregate number of ordinary shares issued and outstanding) x (retail profit of ENZO / total profit of the Company)

The retail profits of ENZO and total profit of the Company are determined as the net operating profit, on a consolidated basis based on the higher of (i) the audited consolidated financial statements for the fiscal year immediately preceding the date of determination, and (ii) the annualized consolidated financial statements for the immediately preceding two quarters; provided that total profits shall be deemed as one cent should actual numbers be lower than one cent, and the ratio of retail profits over total profits shall be capped at a maximum 1.2.

Liquidation Preference

Upon any liquidation events, the holders of the ENZO Preferred Shares are to be paid out of the assets of ENZO’s available for distribution to its members before any payment shall be made to the holders of ordinary shares, an amount per share equal to the aggregate amount of the original contribution, plus 22% internal rate of return per annum from completion date to redemption date, and all declared but unpaid dividends.

Dividends and voting rights

ENZO shall not declare, pay or set aside any dividends on shares of any other class or series of capital stock of the ENZO unless the holders of the ENZO Preferred Shares then outstanding shall first or simultaneously receive, a dividend on each outstanding preferred share in an amount such holder will have received as if that preferred share has been converted into an ordinary share at the time such dividend is declared.

The preferred shareholders are entitled to voting together with ordinary shareholders of ENZO as a single class, and are entitled to the number of voting right on an as-if converted basis.

Transferability

Fully or partly paid up preferred shares are at all times fully transferable.

Warrants

As part of the transaction and with at no additional considerations, ENZO Preferred Shareholders are also granted warrants to acquire up to 10.35% of additional equity interest of ENZO. Please refer to note 14(b)(iii) for details.

No cash dividends were declared by ENZO on the preferred shares for the year ended December 31, 2011.

The ENZO Preferred Shares were classified as mezzanine equity of the Company as these preferred shares can be redeemed at the option of the holders any time after a Redemption Event, which is outside the control of the Company. The Company recorded the initial carrying amount of the ENZO Preferred Shares at the date of issuance at US$35.6 million, which was the total proceed from the issuance of US$41.38 million net of issuance costs of US$1.77 million, and after the bifurcations of the Flip Option with fair value of US$980 and the warrants with fair value of US$3.03 million at issuance date as disclosed in note 14(iii).

The ENZO Preferred Shares have no beneficial conversion features as the conversion price is lower than the fair value of the ordinary shares of ENZO at the commitment date of May 3, 2011.

The carrying amount of the ENZO Preferred Shares were subsequently accredited to the redemption value, based on the effective interest method, over the period from the issuance date to the earliest redemption date of May 3, 2014, with the charges recorded as deemed dividends to ENZO preferred shareholders in retained earnings. Deemed dividends of US$6.4 million has been recorded for the year ended December 31, 2011.

The Flip Option is considered an embedded derivative and has been bifurcated and recorded as a warrants and options liabilities on the consolidated balance sheets, at a fair value of US$980 and US$11 at the date of issuance and as of December 31, 2011 respectively. The change in fair value of US$969 has been recorded in earnings (note 23).

The fair value of the Flip Option was determined by adopting the Monte Carlo simulation valuation methodology, with the assistance of an independent valuation firm, using the following assumptions:

Assumptions for the Shares of the Company	Valuation as of May 3, 2011	Valuation as of December 31, 2011
Underlying asset value	$3.59	$1.92
Risk free rate	0.95%	0.31%
Volatility	45.49%	49.43%
Number of share issued upon exercise of the Flip Option	12,163,018	12,163,018
Correlation with ENZO share	0.95	0.95

The underlying asset value of each Flip Option was determined by the share price of the Company as at the valuation dates, adjusted by the dilution effect on the share price upon the exercise of the Flip Option. Volatility is the adjusted implied volatility from options with underlying as the Company’s shares. Risk free rate used is based on the corresponding yield to maturity of respective US Sovereign Strips as at the valuation dates.

Reconciliation of the Redeemable Noncontrolling Interest (Mezzanine Equity)

US$
Beginning balance – January 1, 2011	—
Issuance	35,602
Deemed dividend (Accretion)	6,428

Ending balance – December 31, 2011	42,030

Net income allocated to redeemable non-controlling interest for the year ended December 31, 2011 is US$1,440 as shown in note 18 as net income allocated to participating securities for the purpose of determination of earnings per share.